JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 99.4%
Aerospace & Defense — 0.7%
AAR Corp. *	15		641
Aerojet Rocketdyne Holdings, Inc.	2		80
Astronics Corp. *	15		265
Ducommun, Inc. *	4		246
Moog, Inc., Class A	2		133
Triumph Group, Inc. *	5		99
Vectrus, Inc. *	1		43

			1,507

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc. *	1		30
Echo Global Logistics, Inc. *	3		107
Hub Group, Inc., Class A *	15		1,023

			1,160

Airlines — 0.5%
Alaska Air Group, Inc. *	6		429
Allegiant Travel Co. *	3		732

			1,161

Auto Components — 2.0%
Adient plc *	27		1,171
American Axle & Manufacturing Holdings, Inc. *	43		417
Cooper Tire & Rubber Co.	14		756
Dana, Inc.	51		1,236
Lear Corp.	2		399
Patrick Industries, Inc.	5		459

			4,438

Banks — 7.9%
Ameris Bancorp	5		270
Associated Banc-Corp.	8		171
Bancorp, Inc. (The) *	23		470
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	22		845
Bar Harbor Bankshares (a)	3		100
Business First Bancshares, Inc.	5		110
California BanCorp *	1		25
Capital Bancorp, Inc. *	2		33
Capstar Financial Holdings, Inc.	4		66
Cathay General Bancorp	4		155
CB Financial Services, Inc.	1		20
Community Trust Bancorp, Inc.	1		34
ConnectOne Bancorp, Inc.	37		930
Customers Bancorp, Inc. *	17		538
Enterprise Financial Services Corp.	1		40
Financial Institutions, Inc.	9		260
First BanCorp (Puerto Rico)	84		949
First Bank	2		26
First Business Financial Services, Inc.	2		54
First Choice Bancorp	1		19
First Community Bankshares, Inc.	2		48
First Horizon Corp.	61		1,030
First Internet Bancorp	3		95
FNB Corp.	35		448
Great Southern Bancorp, Inc.	3		176
Hancock Whitney Corp.	11		475
Hanmi Financial Corp.	16		316
HBT Financial, Inc.	6		96
Hilltop Holdings, Inc.	13		444
Investar Holding Corp.	4		84
Investors Bancorp, Inc.	103		1,505
Meridian Corp.	1		36
Metropolitan Bank Holding Corp. *	2		91
Mid Penn Bancorp, Inc.	1		38
Northeast Bank(a)	2		50
OceanFirst Financial Corp.	39		936
PacWest Bancorp	12		440
Peapack-Gladstone Financial Corp.	4		111
Popular, Inc. (Puerto Rico)	15		1,020
RBB Bancorp	2		47
Select Bancorp, Inc. * (a)	17		191
Shore Bancshares, Inc.	3		49
Sierra Bancorp	1		36
Signature Bank	5		1,130
Sterling Bancorp	12		279
Synovus Financial Corp.	11		490
Umpqua Holdings Corp.	37		653
United Community Banks, Inc.	8		287
Western Alliance Bancorp	5		444
Wintrust Financial Corp.	4		288
Zions Bancorp NA	20		1,076

			17,524

Beverages — 0.1%
Coca-Cola Consolidated, Inc.	—	(b)	130

Biotechnology — 8.0%
Akebia Therapeutics, Inc. *	15		52
Alector, Inc. *	13		260
Allogene Therapeutics, Inc. *	12		438
Amicus Therapeutics, Inc. *	46		454
AnaptysBio, Inc. *	33		718
Arrowhead Pharmaceuticals, Inc. *	14		908
Assembly Biosciences, Inc. *	12		54
Atara Biotherapeutics, Inc. *	2		33
Bluebird Bio, Inc. *	2		57
Blueprint Medicines Corp. *	6		535
Bolt Biotherapeutics, Inc. *	15		489
Bridgebio Pharma, Inc. * (a)	7		407
CareDx, Inc. *	7		504
Catalyst Pharmaceuticals, Inc. * (a)	54		251
Chinook Therapeutics, Inc. * (a)	17		259
Coherus Biosciences, Inc. * (a)	17		245
Concert Pharmaceuticals, Inc. *	9		43
Decibel Therapeutics, Inc. *	24		271
Dicerna Pharmaceuticals, Inc. *	19		496
Esperion Therapeutics, Inc. * (a)	7		182
Fate Therapeutics, Inc. *	12		1,023
FibroGen, Inc. *	6		194
Gritstone Oncology, Inc. *	4		34
Heron Therapeutics, Inc. * (a)	28		446
Homology Medicines, Inc. *	10		94
Insmed, Inc. *	12		402
Invitae Corp. * (a)	5		187
Jounce Therapeutics, Inc. *	11		108
Kronos Bio, Inc. * (a)	18		530
Kura Oncology, Inc. *	2		45
MeiraGTx Holdings plc * (a)	9		128
Molecular Templates, Inc. *	33		422
Mustang Bio, Inc. *	157		520
Myriad Genetics, Inc. *	3		90
Natera, Inc. *	6		619

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Novavax, Inc. *	5	834
Radius Health, Inc. *	1	29
REVOLUTION Medicines, Inc. *	4	188
Rhythm Pharmaceuticals, Inc. *	7	143
Sage Therapeutics, Inc. *	6	412
Sana Biotechnology, Inc. *	23	757
Sarepta Therapeutics, Inc. * (a)	13	969
Spruce Biosciences, Inc. *	17	286
Sutro Biopharma, Inc. * (a)	3	71
Syros Pharmaceuticals, Inc. *	64	476
TCR2 Therapeutics, Inc. *	6	139
Translate Bio, Inc. * (a)	25	409
Twist Bioscience Corp. *	4	533
Vir Biotechnology, Inc. *	17	872
Xencor, Inc. *	5	215
Y-mAbs Therapeutics, Inc. * (a)	1	27

		17,858

Building Products — 1.3%
Advanced Drainage Systems, Inc.	2	248
Builders FirstSource, Inc. *	35	1,603
Cornerstone Building Brands, Inc. *	20	278
Gibraltar Industries, Inc. *	3	293
Quanex Building Products Corp.	9	244
Resideo Technologies, Inc. *	6	175
UFP Industries, Inc.	3	197

		3,038

Capital Markets — 2.0%
Artisan Partners Asset Management, Inc., Class A	2	110
Blucora, Inc. *	32	534
Brightsphere Investment Group, Inc.	15	296
Cohen & Steers, Inc.	2	111
Cowen, Inc., Class A (a)	17	609
Federated Hermes, Inc.	24	736
Focus Financial Partners, Inc., Class A *	15	616
Piper Sandler Cos.	2	252
Stifel Financial Corp.	12	752
Virtus Investment Partners, Inc.	2	471

		4,487

Chemicals — 1.7%
Avient Corp.	18	860
Ingevity Corp. *	6	446
Koppers Holdings, Inc. *	19	667
Kraton Corp. *	2	73
Minerals Technologies, Inc.	3	188
Orion Engineered Carbons SA (Germany) *	14	268
PQ Group Holdings, Inc.	8	130
Trinseo SA	7	427
Tronox Holdings plc, Class A	49	888

		3,947

Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	23	1,157
ACCO Brands Corp.	32	271
Brink’s Co. (The)	5	357
Herman Miller, Inc.	8	313
HNI Corp.	7	281
KAR Auction Services, Inc. *	8	114
Knoll, Inc.	28	463
SP Plus Corp. *	12	380
Steelcase, Inc., Class A	28	399
Team, Inc. *	6	73

		3,808

Communications Equipment — 0.3%
Extreme Networks, Inc. *	68	597
PCTEL, Inc. *	18	123

		720

Construction & Engineering — 2.8%
Argan, Inc.	26	1,387
Comfort Systems USA, Inc.	12	860
EMCOR Group, Inc.	7	827
Great Lakes Dredge & Dock Corp. *	37	534
MasTec, Inc. *	14	1,265
Primoris Services Corp.	17	560
Sterling Construction Co., Inc. *	23	531
Tutor Perini Corp. *	15	290

		6,254

Construction Materials — 0.2%
Forterra, Inc. *	2	51
Summit Materials, Inc., Class A *	4	120
US Concrete, Inc. *	5	360

		531

Consumer Finance — 0.8%
Enova International, Inc. *	6	195
Green Dot Corp., Class A *	10	458
Navient Corp.	14	200
Nelnet, Inc., Class A	6	422
Oportun Financial Corp. *	9	178
PROG Holdings, Inc.	8	355

		1,808

Containers & Packaging — 0.2%
Myers Industries, Inc.	3	55
O-I Glass, Inc. *	25	367
Pactiv Evergreen, Inc.	8	113

		535

Distributors — 0.4%
Core-Mark Holding Co., Inc.	18	677
ThredUp, Inc., Class A *	9	222

		899

Diversified Consumer Services — 0.4%
Coursera, Inc. *	17	764
WW International, Inc. *	8	247

		1,011

Diversified Telecommunication Services — 1.0%
IDT Corp., Class B *	58	1,323
Liberty Latin America Ltd., Class A (Chile) *	26	327
Liberty Latin America Ltd., Class C (Chile) *	23	301
Ooma, Inc. * (a)	14	228

		2,179

Electric Utilities — 0.7%
ALLETE, Inc.	6	410
Genie Energy Ltd., Class B	3	20
IDACORP, Inc.	3	260
Portland General Electric Co.	11	507
Spark Energy, Inc., Class A (a)	40	429

		1,626

Electrical Equipment — 2.4%
Atkore, Inc. *	26	1,841
Bloom Energy Corp., Class A * (a)	23	619
FuelCell Energy, Inc. * (a)	3	46

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Generac Holdings, Inc. *	1	475
Plug Power, Inc. *	3	97
Powell Industries, Inc.	2	81
Shoals Technologies Group, Inc., Class A *	38	1,325
Sunrun, Inc. *	15	925

		5,409

Electronic Equipment, Instruments & Components — 2.5%
Bel Fuse, Inc., Class B	16	324
Benchmark Electronics, Inc.	37	1,130
Fabrinet (Thailand) *	8	741
II-VI, Inc. *	12	814
Itron, Inc. *	2	177
Kimball Electronics, Inc. *	3	75
Sanmina Corp. *	19	786
ScanSource, Inc. *	18	551
Vishay Intertechnology, Inc.	30	722
Vishay Precision Group, Inc. *	14	422

		5,742

Energy Equipment & Services — 0.7%
ChampionX Corp. *	17	363
Helix Energy Solutions Group, Inc. *	8	39
National Energy Services Reunited Corp. *	10	129
NexTier Oilfield Solutions, Inc. *	29	106
Oceaneering International, Inc. *	12	131
Oil States International, Inc. * (a)	19	117
Patterson-UTI Energy, Inc.	16	117
ProPetro Holding Corp. *	7	78
Select Energy Services, Inc., Class A *	55	272
Solaris Oilfield Infrastructure, Inc., Class A	23	287

		1,639

Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A * (a)	5	47
Cinemark Holdings, Inc. * (a)	24	488

		535

Equity Real Estate Investment Trusts (REITs) — 4.5%
Acadia Realty Trust	6	112
Agree Realty Corp.	1	94
Alexander & Baldwin, Inc.	12	205
American Assets Trust, Inc.	3	94
American Finance Trust, Inc.	12	122
Armada Hoffler Properties, Inc.	23	283
Broadstone Net Lease, Inc.	15	267
BRT Apartments Corp.	2	39
CareTrust REIT, Inc.	3	65
CatchMark Timber Trust, Inc., Class A	15	151
Centerspace	2	156
Chatham Lodging Trust *	3	38
City Office REIT, Inc.	34	362
Colony Capital, Inc. * (a)	34	221
Columbia Property Trust, Inc.	3	51
Community Healthcare Trust, Inc.	2	83
CorePoint Lodging, Inc. *	3	25
Cousins Properties, Inc.	9	306
DiamondRock Hospitality Co. *	22	221
Essential Properties Realty Trust, Inc.	10	233
First Industrial Realty Trust, Inc.	9	403
Four Corners Property Trust, Inc.	13	359
Getty Realty Corp.	2	48
Gladstone Commercial Corp.	13	256
Global Medical REIT, Inc.	2	28
Global Net Lease, Inc.	24	424
Healthcare Realty Trust, Inc.	6	188
Highwoods Properties, Inc.	1	56
Innovative Industrial Properties, Inc. (a)	2	270
Kite Realty Group Trust	7	125
National Health Investors, Inc.	1	36
New Senior Investment Group, Inc.	42	264
Physicians Realty Trust	10	168
Piedmont Office Realty Trust, Inc., Class A	9	149
Plymouth Industrial REIT, Inc.	16	265
PotlatchDeltic Corp.	10	503
QTS Realty Trust, Inc., Class A (a)	3	192
Retail Opportunity Investments Corp.	10	154
Retail Properties of America, Inc., Class A	36	373
Retail Value, Inc.	6	104
Ryman Hospitality Properties, Inc. *	1	78
Sabra Health Care REIT, Inc.	19	326
Service Properties Trust (a)	5	60
SITE Centers Corp.	12	167
STAG Industrial, Inc.	19	626
Summit Hotel Properties, Inc. *	6	59
Sunstone Hotel Investors, Inc. *	47	583
UMH Properties, Inc.	3	48
Urban Edge Properties	8	135
Xenia Hotels & Resorts, Inc. *	32	627

		10,202

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	1	38
BJ’s Wholesale Club Holdings, Inc. *	8	345
Performance Food Group Co. *	18	1,026
PriceSmart, Inc.	5	445
Rite Aid Corp. * (a)	13	260

		2,114

Food Products — 1.2%
Bunge Ltd.	4	325
Darling Ingredients, Inc. *	27	1,986
Sanderson Farms, Inc.	1	156
Seneca Foods Corp., Class A *	3	137

		2,604

Gas Utilities — 0.6%
Chesapeake Utilities Corp.	3	313
New Jersey Resources Corp.	6	219
Northwest Natural Holding Co.	3	167
Southwest Gas Holdings, Inc.	6	406
Spire, Inc.	5	340

		1,445

Health Care Equipment & Supplies — 2.6%
Accuray, Inc. * (a)	19	93
Alphatec Holdings, Inc. *	17	273
Apyx Medical Corp. *	56	539
Cutera, Inc. *	23	685
Inogen, Inc. *	11	578
Intersect ENT, Inc. *	25	514
Invacare Corp.	39	313
Lucira Health, Inc. *	30	366
Natus Medical, Inc. *	10	259
NuVasive, Inc. *	3	223

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Ortho Clinical Diagnostics Holdings plc *	23	448
Orthofix Medical, Inc. *	21	902
Outset Medical, Inc. * (a)	4	239
SI-BONE, Inc. *	16	515
Talis Biomedical Corp. * (a)	3	35

		5,982

Health Care Providers & Services — 4.8%
AdaptHealth Corp. *	66	2,440
AMN Healthcare Services, Inc. *	8	597
Apollo Medical Holdings, Inc. * (a)	10	271
Cross Country Healthcare, Inc. *	41	512
Hanger, Inc. *	12	276
LHC Group, Inc. *	1	249
MEDNAX, Inc. *	5	130
ModivCare, Inc. *	5	800
National HealthCare Corp.	12	896
Option Care Health, Inc. *	3	57
Owens & Minor, Inc.	33	1,233
Select Medical Holdings Corp. *	31	1,071
Signify Health, Inc., Class A *	25	727
Surgery Partners, Inc. *	17	735
Tenet Healthcare Corp. *	16	842
Tivity Health, Inc. *	3	74

		10,910

Health Care Technology — 0.7%
Inspire Medical Systems, Inc. *	2	435
NextGen Healthcare, Inc. *	19	344
Omnicell, Inc. *	2	234
Schrodinger, Inc. * (a)	7	510

		1,523

Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands, Inc. *	23	622
Boyd Gaming Corp. *	4	242
Brinker International, Inc. *	11	796
Caesars Entertainment, Inc. *	14	1,216
Dine Brands Global, Inc. *	5	459
Marriott Vacations Worldwide Corp. *	5	888
Penn National Gaming, Inc. *	11	1,157
RCI Hospitality Holdings, Inc.	2	127
Scientific Games Corp. *	6	231

		5,738

Household Durables — 1.4%
Helen of Troy Ltd. *	2	337
Hooker Furniture Corp.	10	357
Lifetime Brands, Inc.	25	373
Purple Innovation, Inc. *	8	256
Sonos, Inc. *	13	491
Tupperware Brands Corp. *	7	185
Universal Electronics, Inc. *	8	445
Vizio Holding Corp., Class A * (a)	33	798

		3,242

Household Products — 0.4%
Central Garden & Pet Co., Class A *	15	794

Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy, Inc.	21	565
Clearway Energy, Inc., Class C	19	535
Sunnova Energy International, Inc. *	12	502
Vistra Corp.	5	80

		1,682

Insurance — 0.8%
Ambac Financial Group, Inc. *	3	54
American Equity Investment Life Holding Co.	11	337
Argo Group International Holdings Ltd.	5	247
BRP Group, Inc., Class A *	3	82
CNO Financial Group, Inc.	14	337
Heritage Insurance Holdings, Inc.	2	23
Horace Mann Educators Corp.	1	48
James River Group Holdings Ltd.	2	96
ProAssurance Corp.	4	110
Selective Insurance Group, Inc.	2	109
Stewart Information Services Corp.	5	234
United Insurance Holdings Corp.	12	89

		1,766

Interactive Media & Services — 1.1%
Cars.com, Inc. *	21	277
Liberty TripAdvisor Holdings, Inc., Class A *	220	1,404
Yelp, Inc. *	18	714

		2,395

Internet & Direct Marketing Retail — 0.8%
Groupon, Inc. *	8	401
Magnite, Inc. * (a)	15	637
Overstock.com, Inc. *	3	172
PubMatic, Inc., Class A * (a)	9	433
Stitch Fix, Inc., Class A * (a)	4	188

		1,831

IT Services — 1.2%
CONTRA BMTECHNOLOGIES *	3	36
DigitalOcean Holdings, Inc. *	13	565
TTEC Holdings, Inc.	14	1,436
Unisys Corp. *	24	615

		2,652

Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp. *	5	181
Pacific Biosciences of California, Inc. *	22	729
Personalis, Inc. *	24	596
Seer, Inc. * (a)	9	438

		1,944

Machinery — 1.6%
Albany International Corp., Class A	1	83
Altra Industrial Motion Corp.	3	171
Barnes Group, Inc.	6	282
CIRCOR International, Inc. *	2	63
Columbus McKinnon Corp.	9	475
Manitowoc Co., Inc. (The) *	16	334
Meritor, Inc. *	13	374
Mueller Industries, Inc.	4	153
Park-Ohio Holdings Corp.	2	60
Terex Corp.	32	1,479
Welbilt, Inc. *	10	166

		3,640

Marine — 0.2%
Costamare, Inc. (Monaco)	42	404

Media — 1.0%
Cardlytics, Inc. *	10	1,076
Fluent, Inc. *	33	136
Gray Television, Inc.	18	331
Meredith Corp. *	12	348

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Sinclair Broadcast Group, Inc., Class A (a)	14		401

			2,292

Metals & Mining — 1.9%
Alcoa Corp. *	19		605
Allegheny Technologies, Inc. *	21		436
Arconic Corp. *	13		322
Carpenter Technology Corp.	3		132
Cleveland-Cliffs, Inc.	47		946
Coeur Mining, Inc. *	7		67
Commercial Metals Co.	17		527
Hecla Mining Co.	20		113
Kaiser Aluminum Corp.	2		254
SunCoke Energy, Inc.	53		369
Warrior Met Coal, Inc.	22		368
Worthington Industries, Inc.	1		47

			4,186

Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Apollo Commercial Real Estate Finance, Inc. (a)	3		45
Ares Commercial Real Estate Corp.	8		113
Blackstone Mortgage Trust, Inc., Class A (a)	7		208
Colony Credit Real Estate, Inc.	5		44
Ellington Financial, Inc.	10		165
Granite Point Mortgage Trust, Inc.	4		47
Great Ajax Corp.	1		13
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	9		505
KKR Real Estate Finance Trust, Inc. (a)	14		265
Ladder Capital Corp.	28		330
New York Mortgage Trust, Inc.	5		21
PennyMac Mortgage Investment Trust (a)	28		552
Redwood Trust, Inc.	51		526
TPG RE Finance Trust, Inc. (a)	17		189
Two Harbors Investment Corp. (a)	6		45

			3,068

Multiline Retail — 0.4%
Big Lots, Inc.	7		471
Dillard’s, Inc., Class A (a)	3		251
Macy’s, Inc. *	16		261

			983

Multi-Utilities — 0.1%
Black Hills Corp.	4		247

Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp. *	26		269
Arch Resources, Inc. *	6		237
Berry Corp.	37		202
CNX Resources Corp. *	11		157
CVR Energy, Inc.	10		184
Green Plains, Inc. * (a)	8		208
Magnolia Oil & Gas Corp., Class A * (a)	42		486
Matador Resources Co. (a)	12		288
Ovintiv, Inc.	22		512
Par Pacific Holdings, Inc. *	14		198
PDC Energy, Inc. *	17		596
Renewable Energy Group, Inc. *	16		1,077
REX American Resources Corp. *	1		67
Talos Energy, Inc. *	3		39

			4,520

Paper & Forest Products — 1.3%
Domtar Corp.	12		429
Glatfelter Corp.	3		51
Louisiana-Pacific Corp.	18		993
Neenah, Inc.	3		149
Schweitzer-Mauduit International, Inc.	24		1,190
Verso Corp., Class A	14		201

			3,013

Personal Products — 0.4%
Edgewell Personal Care Co.	15		606
Medifast, Inc.	2		360

			966

Pharmaceuticals — 2.7%
Angion Biomedica Corp. *	18		318
Arvinas, Inc. *	—	(b)	26
Cara Therapeutics, Inc. *	8		163
Durect Corp. * (a)	405		801
Endo International plc *	127		944
Horizon Therapeutics plc *	17		1,591
Landos Biopharma, Inc. *	34		326
Lannett Co., Inc. * (a)	125		659
NGM Biopharmaceuticals, Inc. *	17		500
Phibro Animal Health Corp., Class A	5		110
Revance Therapeutics, Inc. * (a)	2		64
TherapeuticsMD, Inc. * (a)	44		59
VYNE Therapeutics, Inc. * (a)	6		40
WaVe Life Sciences Ltd. *	42		238
Zogenix, Inc. * (a)	11		205
Zynerba Pharmaceuticals, Inc. * (a)	19		87

			6,131

Professional Services — 2.6%
Barrett Business Services, Inc.	12		833
Heidrick & Struggles International, Inc.	11		386
KBR, Inc.	31		1,182
Kelly Services, Inc., Class A *	5		116
Kforce, Inc.	8		413
Korn Ferry	30		1,883
TriNet Group, Inc. *	6		499
TrueBlue, Inc. *	17		379
Upwork, Inc. *	4		179

			5,870

Real Estate Management & Development — 0.5%
eXp World Holdings, Inc. * (a)	6		251
Jones Lang LaSalle, Inc. *	1		147
Realogy Holdings Corp. *	47		708
RMR Group, Inc. (The), Class A	2		65

			1,171

Road & Rail — 1.0%
ArcBest Corp.	31		2,181

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc.	7		721
Alpha & Omega Semiconductor Ltd. *	30		966
Ambarella, Inc. *	3		261
Amkor Technology, Inc.	36		846
GSI Technology, Inc. *	22		145
Ichor Holdings Ltd. *	9		484
PDF Solutions, Inc. *	7		123
Power Integrations, Inc.	6		513
Rambus, Inc. *	5		103
Semtech Corp. *	5		311

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SMART Global Holdings, Inc. * (a)	14	663
SunPower Corp. * (a)	25	830
Ultra Clean Holdings, Inc. *	11	609

		6,575

Software — 4.1%
8x8, Inc. * (a)	2	68
ACI Worldwide, Inc. *	2	88
Appian Corp. * (a)	1	173
Asana, Inc., Class A *	16	446
Avaya Holdings Corp. *	33	911
Blackline, Inc. *	3	347
Cerence, Inc. *	2	161
Cognyte Software Ltd. (Israel) *	11	300
Cornerstone OnDemand, Inc. *	30	1,316
eGain Corp. *	67	633
j2 Global, Inc. * (a)	9	1,031
JFrog Ltd. (Israel) * (a)	3	124
MicroStrategy, Inc., Class A * (a)	2	1,069
Model N, Inc. *	2	85
SailPoint Technologies Holding, Inc. *	7	339
Sprout Social, Inc., Class A *	7	375
SPS Commerce, Inc. *	1	50
Viant Technology, Inc., Class A *	17	902
Workiva, Inc. *	1	88
Zuora, Inc., Class A * (a)	54	792

		9,298

Specialty Retail — 2.9%
Aaron’s Co., Inc. (The)	4	104
Bed Bath & Beyond, Inc. *	9	257
Genesco, Inc. *	8	394
Guess?, Inc.	23	538
Hibbett Sports, Inc. *	13	909
MarineMax, Inc. *	8	385
ODP Corp. (The) *	11	474
Rent-A-Center, Inc.	26	1,511
Signet Jewelers Ltd. * (a)	16	922
Sleep Number Corp. *	4	588
Zumiez, Inc. *	10	438

		6,520

Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corp. *	4	121
Avid Technology, Inc. *	14	289
Diebold Nixdorf, Inc. *	34	476
Super Micro Computer, Inc. *	24	945

		1,831

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc. *	3	209
Deckers Outdoor Corp. *	7	2,305
G-III Apparel Group Ltd. *	3	102
Movado Group, Inc.	14	401

		3,017

Thrifts & Mortgage Finance — 3.1%
ESSA Bancorp, Inc.	1	18
Essent Group Ltd.	22	1,035
Flagstar Bancorp, Inc.	21	965
FS Bancorp, Inc.	1	54
HomeStreet, Inc.	5	198
Kearny Financial Corp.	15	186
Luther Burbank Corp.	6	69
MGIC Investment Corp.	26	353
MMA Capital Holdings, Inc. *	1	18
Mr. Cooper Group, Inc. *	20	685
NMI Holdings, Inc., Class A *	6	132
OP Bancorp	7	68
PennyMac Financial Services, Inc.	7	435
Provident Bancorp, Inc.	12	176
Provident Financial Services, Inc.	37	829
Radian Group, Inc.	25	588
Standard AVB Financial Corp.	1	29
Walker & Dunlop, Inc.	11	1,100

		6,938

Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	5	447
Beacon Roofing Supply, Inc. *	15	769
Boise Cascade Co.	8	479
CAI International, Inc.	5	223
GMS, Inc. *	19	810
Herc Holdings, Inc. *	15	1,560
NOW, Inc. *	36	365
Veritiv Corp. *	4	187
WESCO International, Inc. *	23	1,956

		6,796

Water Utilities — 0.0%(c)
Consolidated Water Co. Ltd. (Cayman Islands)	1	13

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	23	239

TOTAL COMMON STOCKS (Cost $153,836)		224,669

	No. of Rights (000)
RIGHTS — 0.0%(c)
Biotechnology — 0.0%(c)
Contra Aduro Biotech I * ‡ (Cost $63)	21	—	(b)
	Shares (000)
SHORT-TERM INVESTMENTS — 7.6%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (d) (e) (Cost $2,639)	2,639	2,639

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 6.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (d) (e)	11,697	11,698

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (d) (e)	2,729	2,729

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $14,427)		14,427

TOTAL SHORT-TERM INVESTMENTS (Cost $17,066)		17,066

Total Investments — 107.0% (Cost $170,965)		241,735
Liabilities in Excess of Other Assets — (7.0)%		(15,866)

Net Assets — 100.0%		225,869

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $14,331.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	12	06/2021	USD	1,334	(3)

Abbreviations

USD	United States Dollar

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$224,669	$—	$—		$224,669
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	2,639	—	—		2,639
Investment of Cash Collateral from Securities Loaned	14,427	—	—		14,427

Total Short-Term Investments	17,066	—	—		17,066

Total Investments in Securities	$241,735	$—	$—	(a)	$241,735

Depreciation in Other Financial Instruments
Futures Contracts	$(3)	$—	$—		$(3)

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	$8,498	$22,000	$18,800	$(1)	$1	$11,698	11,697	$4		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	6,291	19,247	22,809	—	—	2,729	2,729	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a) (b)	3,240	26,785	27,386	—	—	2,639	2,639	—	(c)	—

Total	$18,029	$68,032	$68,995	$(1)	$1	$17,066		$4		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.